Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 8,649	[1]	¥ 10,282	[1]	¥ 7,318
Additions for tax positions of the current year				45		2,956
Additions for tax positions of prior years		204		178		250
Reductions for tax positions of prior years		(44)		(17)		(915)
Settlements with tax authorities		(402)		(1,286)
Other		(287)		(553)		673
Balance at end of year	[1]	8,120		8,649		10,282
Unrecognized tax benefits, offset		¥ 933		¥ 2,043		¥ 124

[1]	The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥933 million, ¥2,043 million and ¥124 million as of December 31, 2019, 2018 and 2017, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.